Retirement benefit obligations - Schedule of Pension Scheme's Pooled Investment Vehicles (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	£ 6,617	£ 8,028
Alternative credit funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,138	1,793
Bond and debt funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	276	449
Equity funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,644	1,553
Hedge and mutual funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	0	709
Infrastructure funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,012	1,059
Liquidity funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,702	1,449
Property funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	817	992
Other £m
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	£ 28	£ 24